CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)		Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 322,887	$ 78,357	$ 25,047
Accounts receivable		29,281
Prepayments and other receivables		13,150	$ 15,600	28,486
Total current assets		365,318	93,957	53,533
Non-current assets:
Property, plant and equipment, net		998,048	1,086,592	1,162,468
Intangible assets, net		3,353	3,428	3,317
Cash surrender value of life insurance, net		34,991	$ 16,545	2,831
Other non-current asset - related party		38,710
TOTAL ASSETS		1,440,420	$ 1,200,522	1,222,149
Current liabilities:
Amounts due to related companies		115,583	48,037	545
Amount due to directors		472,665	494,253	481,897
Current portion of long-term bank loans		14,491	15,067	15,160
Accrued liabilities and other payables		53,999	60,099	52,288
Total Current Liabilities		656,738	617,456	549,890
Non-current liabilities
Long-term bank loans		681,197	742,772	772,700
Total liabilities		$ 1,337,935	$ 1,360,228	$ 1,322,590
Commitments and contingencies
Stockholders' equity:
Issued capital, 50,000 shares authorized as of June 30, 2015 and December 31, 2014, US$1 par value, 2 shares issued and outstanding, as of June 30, 2015 and December 31, 2014		$ 2	$ 2	$ 2
Accumulated other comprehensive loss		(43,432)	(9,540)	(1,781)
Retained earnings (accumulated deficit)		145,915	(150,168)	(98,662)
Total stockholders' equity (deficit)		102,485	(159,706)	(100,441)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,440,420	$ 1,200,522	$ 1,222,149
Historical Greenpro Resources Ltd. [Member]
Current assets:
Cash and cash equivalents		322,887
Accounts receivable		29,281
Prepayments and other receivables		$ 13,150
Amount due from related companies
Total current assets		$ 365,318
Non-current assets:
Property, plant and equipment, net		998,048
Intangible assets, net		3,353
Cash surrender value of life insurance, net		34,991
Other non-current asset - related party		38,710
TOTAL ASSETS		1,440,420
Current liabilities:
Amounts due to related companies		115,583
Amount due to directors		$ 472,665
Loan from shareholders
Current portion of long-term bank loans		$ 14,491
Accrued liabilities and other payables		53,999
Total Current Liabilities		656,738
Non-current liabilities
Long-term bank loans		681,197
Total liabilities		$ 1,337,935
Commitments and contingencies
Stockholders' equity:
Issued capital, 50,000 shares authorized as of June 30, 2015 and December 31, 2014, US$1 par value, 2 shares issued and outstanding, as of June 30, 2015 and December 31, 2014		$ 2
Additional paid-in capital
Accumulated other comprehensive loss		$ (43,432)
Retained earnings (accumulated deficit)		145,915
Total stockholders' equity (deficit)		102,485
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,440,420
Historical Greenpro Capital Corp. [Member]
Current assets:
Cash and cash equivalents		$ 104,794
Accounts receivable
Prepayments and other receivables		$ 29,182
Amount due from related companies	[1]	1,286,200
Total current assets		1,420,176
Non-current assets:
Property, plant and equipment, net		$ 31,539
Intangible assets, net
Cash surrender value of life insurance, net
Other non-current asset - related party
TOTAL ASSETS		$ 1,451,715
Current liabilities:
Amounts due to related companies	[1]
Amount due to directors		$ 954
Loan from shareholders		$ 1,170,968
Current portion of long-term bank loans
Accrued liabilities and other payables		$ 50,906
Total Current Liabilities		$ 1,222,828
Non-current liabilities
Long-term bank loans
Total liabilities		$ 1,222,828
Commitments and contingencies
Stockholders' equity:
Issued capital, 50,000 shares authorized as of June 30, 2015 and December 31, 2014, US$1 par value, 2 shares issued and outstanding, as of June 30, 2015 and December 31, 2014	[2],[3]	$ 2,242
Additional paid-in capital	[2],[3]	$ 686,958
Accumulated other comprehensive loss
Retained earnings (accumulated deficit)		$ (460,313)
Total stockholders' equity (deficit)		228,887
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 1,451,715
Pro Forma Adjustments [Member]
Current assets:
Cash and cash equivalents
Accounts receivable
Prepayments and other receivables
Amount due from related companies		$ (88,848)
Total current assets		$ (88,848)
Non-current assets:
Property, plant and equipment, net
Intangible assets, net
Cash surrender value of life insurance, net
Other non-current asset - related party
TOTAL ASSETS		$ (88,848)
Current liabilities:
Amounts due to related companies		$ (88,848)
Amount due to directors
Loan from shareholders
Current portion of long-term bank loans
Accrued liabilities and other payables
Total Current Liabilities		$ (88,848)
Non-current liabilities
Long-term bank loans
Total liabilities		$ (88,848)
Commitments and contingencies
Stockholders' equity:
Issued capital, 50,000 shares authorized as of June 30, 2015 and December 31, 2014, US$1 par value, 2 shares issued and outstanding, as of June 30, 2015 and December 31, 2014		$ 905
Additional paid-in capital		$ (905)
Accumulated other comprehensive loss
Retained earnings (accumulated deficit)
Total stockholders' equity (deficit)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ (88,848)
Pro Forma Combined [Member]
Current assets:
Cash and cash equivalents		427,681
Accounts receivable		29,281
Prepayments and other receivables		42,332
Amount due from related companies		1,197,352
Total current assets		1,696,646
Non-current assets:
Property, plant and equipment, net		1,029,587
Intangible assets, net		3,353
Cash surrender value of life insurance, net		34,991
Other non-current asset - related party		38,710
TOTAL ASSETS		2,803,287
Current liabilities:
Amounts due to related companies		26,735
Amount due to directors		473,619
Loan from shareholders		1,170,968
Current portion of long-term bank loans		14,491
Accrued liabilities and other payables		104,905
Total Current Liabilities		1,709,718
Non-current liabilities
Long-term bank loans		681,197
Total liabilities		$ 2,471,915
Commitments and contingencies
Stockholders' equity:
Issued capital, 50,000 shares authorized as of June 30, 2015 and December 31, 2014, US$1 par value, 2 shares issued and outstanding, as of June 30, 2015 and December 31, 2014		$ 3,149
Additional paid-in capital		686,053
Accumulated other comprehensive loss		(43,432)
Retained earnings (accumulated deficit)		(314,398)
Total stockholders' equity (deficit)		331,372
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 2,803,287

[1]	To eliminate the current account balances between Greenpro Capital Corp. and Greenpro Resources Limited and its subsidiary, Greenpro Holding Limited.
[2]	To reclassify Greenpro Resources Limited's common stock to Additional paid-in capital.
[3]	To reflect the issuance of 9,070,000 shares of common stock of Greenpro Capital Corp. for the acquisition of all of the issued and outstanding capital stock of Greenpro Resources Limited.